Other operating income and expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income and expenses
Increase (decrease) in other operating expense	€ (3,100)
Increase (decrease) in other operating income	€ (2,400)
Reversal of provisions			€ 2,377
Waiver claim		€ 640
Reversal of impairment on the carry back receivable		333
Insurance costs		800
Provision related to tax audit for the years ended december 2016 and 2017
Other operating income and expenses
Accrued expense		1,200
CIR 2017
Other operating income and expenses
Reversal of provisions			880
Waiver claim		600
CIR 2013 - 2015
Other operating income and expenses
Reversal of provisions			€ 1,497
Accrued expense		€ 1,600